Stockholders’ Deficit (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Nov. 22, 2021	Dec. 31, 2021	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Stock issued during period, shares	7,140,000
Issuance of representative shares, value		$ 25,000
Public warrants outstanding		13,799,991
Private warrants outstanding			585,502
Warrants exercise price			$ 11.50
Warrants term			5 years
Representative Shares [Member]
Class of Stock [Line Items]
Stock Issued		240,000	240,000
Stock issued during period, shares	240,000
Issuance of representative shares, value	$ 870
Founder Shares [Member]
Class of Stock [Line Items]
Stock Issued		6,900,000	6,900,000
Stock issued during period, shares	6,900,000
Public Shares [Member]
Class of Stock [Line Items]
Stock Issued		27,600,000	27,600,000
Private Shares [Member]
Class of Stock [Line Items]
Stock Issued		1,171,000	1,171,000